Investments in Affiliates and Available-for-Sale Securities - Investments in Available-For-Sale Securities (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings		$ 345	$ 0	$ 345	$ 0
Investment in available-for-sale-securities		0		0		$ 5,173
Accumulated other comprehensive (loss)/income		$ 0	$ (1,069)	$ 0	$ (1,069)	$ (445)
KLC and STX
Schedule Of Equity Method Investments [Line Items]
Investment held in shares		354,093		354,093		344,649
Investment in available-for-sale-securities		$ 5,303		$ 5,303		$ 5,173
Consideration received from sale of available for sale securities	$ 5,303
Korea Line Corporation (''KLC'')
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings				$ (345)